Revenue from Contracts with Customers - Summary of Activity in Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contracts with Customers [Abstract]
Beginning balance	$ 4,061,344	$ 3,486,579
Increases due to customer bookings	7,287,081	6,111,898
Revenue recognized	(6,481,443)	(5,291,506)
Other	(261,821)	(245,627)
Ending balance	$ 4,605,161	$ 4,061,344